VESSELS AND EQUIPMENT, NET - Additional Information (Details) $ in Thousands	1 Months Ended							3 Months Ended			12 Months Ended			37 Months Ended
	Dec. 31, 2022 USD ($) vessel	Nov. 30, 2022 USD ($) vessel	Jun. 30, 2022 USD ($) vessel	Feb. 28, 2022 USD ($) vessel	Oct. 31, 2021 USD ($)	Feb. 28, 2021 USD ($) vessel	Jan. 31, 2021 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($) vessel newbuilding	Dec. 31, 2020 USD ($) vessel	Feb. 28, 2021 USD ($) vessel
Property, Plant and Equipment [Line Items]
Number of vessels sold | vessel												3	1
Proceeds from sale of vessels					$ 37,200
Gain (loss) on sale of vessels											$ 34,185	$ 9,788	$ 0
Technical supervision and other costs											500
Depreciation											$ 114,900	$ 108,800	94,400
Hemen Holdings Ltd
Property, Plant and Equipment [Line Items]
Number of newbuildings acquired | newbuilding												3
Unfavorable time charter-out contracts cost						$ 2,200
Additional capitalized cost, unfavorable time charter-out contracts						2,100
Technical supervision and other costs						$ 1,100
Dry Bulk Carriers | Hemen Holdings Ltd
Property, Plant and Equipment [Line Items]
Number of vessels acquired under heads of agreement | vessel						15								15
Consideration for vessels and newbuildings acquired														$ 637,500
Dry Bulk Carriers And Newbuildings | Hemen Holdings Ltd
Property, Plant and Equipment [Line Items]
Consideration for vessels and newbuildings acquired						$ 752,000						$ 752,000		752,000
Newbuildings | Hemen Holdings Ltd
Property, Plant and Equipment [Line Items]
Consideration for vessels and newbuildings acquired														$ 114,500
Newcastlemax Vessels
Property, Plant and Equipment [Line Items]
Number of vessels at year end | vessel	13										13	13
Capesize Vessels
Property, Plant and Equipment [Line Items]
Number of vessels at year end | vessel	35										35	35
Panamax Vessels
Property, Plant and Equipment [Line Items]
Number of vessels at year end | vessel	27										27	31
Ultramax Vessel
Property, Plant and Equipment [Line Items]
Number of vessels at year end | vessel												2
Number of vessels sold | vessel			2
Proceeds from sale of vessels			$ 63,000
Gain (loss) on sale of vessels									$ 21,900
Golden Ice and Golden Strength
Property, Plant and Equipment [Line Items]
Number of vessels sold | vessel		2
Proceeds from sale of vessels		$ 30,300
Golden Cecilie and Golden Cathrine
Property, Plant and Equipment [Line Items]
Number of vessels sold | vessel			2
Proceeds from sale of vessels			$ 63,000
Gain (loss) on sale of vessels									$ 21,900
Golden Empress, Golden Enterprise, and Golden Endeavor
Property, Plant and Equipment [Line Items]
Number of vessels sold | vessel				3
Proceeds from sale of vessels				$ 52,000
Gain (loss) on sale of vessels										$ 9,500
Golden Spray, Golden Fast and Golden Furious
Property, Plant and Equipment [Line Items]
Number of newbuildings acquired | vessel												3
Technical supervision and other costs												$ 2,100
Golden Spray, Golden Fast and Golden Furious | Hemen Holdings Ltd
Property, Plant and Equipment [Line Items]
Number of newbuildings acquired | vessel						3								3
Vessels and Equipment | Hemen Holdings Ltd
Property, Plant and Equipment [Line Items]
Aggregate capitalized costs						$ 757,400
Ballast Water Treatment System
Property, Plant and Equipment [Line Items]
Aggregate capitalized costs											$ 6,000	2,900	1,200
Scrubbers
Property, Plant and Equipment [Line Items]
Aggregate capitalized costs													30,400
Golden Endurer and Golden Opportunity
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of vessels												9,800
Golden Saguenay
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels							$ 8,400
Gain (loss) on sale of vessels												$ (4,200)
Golden Shea
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of vessels													$ (700)
Golden Ice
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of vessels	$ 2,800
Golden Strength | Forecast
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of vessels								$ 2,700